Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Repayment of advances from related party			$ 81,280
Director [Member]
Related Party Transaction [Line Items]
Repayment of advances from related party	$ 45,529	$ 81,280